Financial Instruments - Schedule of Fair Value of Derivative Contracts (Detail) € in Thousands, £ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2016 GBP (£)	Mar. 31, 2016 EUR (€)	Mar. 31, 2015 GBP (£)	Mar. 31, 2015 EUR (€)
Foreign Exchange Contracts One [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Fair value	$ (48)	$ (607)
Notional amounts of quantity	$ 4,000	7,000
Foreign currency activities	Sell
Foreign Exchange Contracts Two [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Fair value	$ 293	639
Notional amounts of quantity | €				€ 9,000		€ 20,000
Foreign currency activities	Sell
Foreign Exchange Contracts Three [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Fair value	$ 356	(320)
Notional amounts of quantity | £			£ 3,000		£ 5,500
Foreign currency activities	Sell
Foreign Exchange Contract [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Fair value	$ 601	$ (288)
Minimum [Member] | Foreign Exchange Contracts One [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Contract expiry	Apr. 01, 2016	Apr. 01, 2015
Foreign exchange forward derivative contracts, Rate	1.2492	1.1294	1.2492	1.2492	1.1294	1.1294
Minimum [Member] | Foreign Exchange Contracts Two [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Contract expiry	Apr. 01, 2016	Apr. 01, 2015
Foreign exchange forward derivative contracts, Rate	1.3762	1.4010	1.3762	1.3762	1.4010	1.4010
Minimum [Member] | Foreign Exchange Contracts Three [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Contract expiry	Apr. 01, 2016	Apr. 01, 2015
Foreign exchange forward derivative contracts, Rate	2.0201	1.7906	2.0201	2.0201	1.7906	1.7906
Maximum [Member] | Foreign Exchange Contracts One [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Contract expiry	Jun. 30, 2016	Nov. 30, 2015
Foreign exchange forward derivative contracts, Rate	1.2946	1.2152	1.2946	1.2946	1.2152	1.2152
Maximum [Member] | Foreign Exchange Contracts Two [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Contract expiry	Oct. 31, 2016	Dec. 31, 2015
Foreign exchange forward derivative contracts, Rate	1.5920	1.4938	1.5920	1.5920	1.4938	1.4938
Maximum [Member] | Foreign Exchange Contracts Three [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Contract expiry	Sep. 30, 2016	Nov. 30, 2015
Foreign exchange forward derivative contracts, Rate	2.0201	1.8354	2.0201	2.0201	1.8354	1.8354